Condensed Balance Sheet (Unaudited)	Sep. 30, 2020 USD ($)
Current assets:
Cash	$ 1,459,533
Prepaid expenses	287,616
Total current assets	1,747,149
Cash and investments held in Trust Account	345,001,764
Total Assets	346,748,913
Current liabilities:
Accounts payable and accrued expenses	324,077
Total current liabilities	324,077
Deferred underwriting compensation	12,075,000
Total Liabilities	12,399,077
Class A common stock subject to possible redemption; 32,934,983 shares at approximately $10.00 per share	329,349,830
Stockholders’ equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	5,076,010
Accumulated deficit	(77,024)
Total Stockholders’ Equity	5,000,006
Total Liabilities and Stockholders’ Equity	346,748,913
Class A Common Stock
Stockholders’ equity:
Common stock, value	157
Class B Common Stock
Stockholders’ equity:
Common stock, value	$ 863